Supplemental cash flow information (Q3) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Interest paid	$ 314	$ 338	$ 497	$ 504	$ 222
Income taxes paid	350	295	302	211	170
Operating cash flows used for operating leases	(126)	(118)	(159)	(161)	(144)
Operating cash flows used for finance leases	(13)	(11)	(16)	(11)	(7)
Financing cash flows used for finance leases	(75)	(59)	(82)	(55)	(48)
Accrued purchases of property, plant and equipment	47	33	72	81	85
Right-of-use assets obtained in exchange for new operating lease liabilities	124	204	244	166	175
Right-of-use assets obtained in exchange for new finance lease liabilities	180	109	150	89	36
Equity contribution from Parent related to the settlement of Related-party notes payable	1,999	0	0	0	3,500	[1]
Debt assumed in connection with a business combination	$ 2	$ 0	$ 0	$ 3	$ 7

[1]	Certain financing transactions, including the issuance of a $3,500 million related-party note payable during the year ended December 31, 2022 for the contribution of legal entities and related assets and liabilities within the carve-out perimeter from Parent at their historical carrying amounts through an internal reorganization transaction, are non-cash in nature and therefore have not been reflected in the combined statements of cash flows.